PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Apr. 30, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

 NOTE 11 PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of vehicles, inventory and production equipment, leasehold improvements, and construction in progress and advance payments for machinery and equipment.

	Group MAY 1, 2017 – APR 30, 2018
TSEK	Vehicles	Inventories and production equipment	Leasehold improvements	Construction in progress and advance payments for machinery and equipment	Total
Opening acquisition cost	225	43,684	8,437	146	52,492
Investments for the year	-	415	-	-	415
Sales/disposals	-	(252)	-	-	(252)
Closing accumulated acquisition cost	225	43,847	8,437	146	52,655

Opening depreciation	(75)	(30,712)	(3,337)	-	(34,124)
Depreciation for the year	(75)	(2,715)	(440)	-	(3,230)
Sales/disposals	-	226	-	-	226
Closing accumulated depreciation	(150)	(33,201)	(3,777)	0	(37,128)

Closing carrying amount	75	10,646	4,660	146	15,527

	Group MAY 1, 2016 – APR 30, 2017
TSEK	Vehicles	Inventories and production equipment	Leasehold improvements	Construction in progress and advance payments for machinery and equipment	Total
Opening acquisition cost	0	43,500	8,377	100	51,977
Investments for the year	225	184	60	46	515
Reclassifications	-	-	-	-	0
Sales/disposals	-	-	-	-	0
Closing accumulated acquisition cost	225	43,684	8,437	146	52,492

Opening depreciation	0	(27,898)	(2,907)	0	(30,805)
Depreciation for the year	(75)	(2,814)	(430)	-	(3,319)
Sales/disposals	-	-	-	-	0
Closing accumulated depreciation	(75)	(30,712)	(3,337)	0	(34,124)

Closing carrying amount	150	12,972	5,100	146	18,368